Pensions and Other Benefit Plans (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value - End of year	$ 22,575	$ 20,901
Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value - beginning of year	20,901	17,536
Actual return on plan assets	2,078	3,573
Company contributions	1,176	565
Plan participant contributions	59	54
Settlements	(40)	(4)
Divestitures & acquisitions	(109)	9
Benefits paid from plan assets	(813)	(751)
Effect of exchange rates	(677)	(81)
Plan assets at fair value - End of year	22,575	20,901
Funded status — end of year	(4,314)	(587)
Other Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value - beginning of year	87	122
Actual return on plan assets	8	15
Company contributions	477	323
Plan participant contributions	0	0
Settlements	0	0
Divestitures & acquisitions	0	0
Benefits paid from plan assets	(493)	(373)
Effect of exchange rates	0	0
Plan assets at fair value - End of year	79	87
Funded status — end of year	$ (5,002)	$ (4,320)